Segment Information (Segment Revenues By Media) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Revenue from External Customer [Line Items]
Revenues	$ 1,040.2	$ 1,142.7	$ 940.8	$ 1,005.3	$ 1,256.1	$ 752.3	$ 639.5	$ 553.6	$ 4,129.1	$ 3,201.5	$ 2,347.4
Reportable Segments | Motion Pictures
Revenue from External Customer [Line Items]
Revenues									1,822.1	1,920.6	1,677.4
Reportable Segments | Motion Pictures | Theatrical
Revenue from External Customer [Line Items]
Revenues									281.4	371.3	314.1
Reportable Segments | Motion Pictures | Home Entertainment
Revenue from External Customer [Line Items]
Revenues									774.0	707.7	579.7
Reportable Segments | Motion Pictures | Television
Revenue from External Customer [Line Items]
Revenues									278.5	279.1	205.1
Reportable Segments | Motion Pictures | International
Revenue from External Customer [Line Items]
Revenues									456.7	533.8	548.2
Reportable Segments | Motion Pictures | Other
Revenue from External Customer [Line Items]
Revenues									31.5	28.7	30.3
Reportable Segments | Television Production
Revenue from External Customer [Line Items]
Revenues									1,033.2	892.8	669.9
Reportable Segments | Television Production | Home Entertainment
Revenue from External Customer [Line Items]
Revenues									107.5	56.4	60.3
Reportable Segments | Television Production | International
Revenue from External Customer [Line Items]
Revenues									179.6	163.2	190.2
Reportable Segments | Television Production | Other
Revenue from External Customer [Line Items]
Revenues									1.6	5.9	3.9
Reportable Segments | Television Production | Domestic Television
Revenue from External Customer [Line Items]
Revenues									744.5	667.3	415.5
Reportable Segments | Media Networks
Revenue from External Customer [Line Items]
Revenues									1,411.2	426.3	0.1
Reportable Segments | Media Networks | Starz Networks
Revenue from External Customer [Line Items]
Revenues									1,404.1	423.4	0.0
Reportable Segments | Media Networks | Streaming Services
Revenue from External Customer [Line Items]
Revenues									7.1	2.9	0.1
Intersegment Eliminations
Revenue from External Customer [Line Items]
Revenues									(137.4)	(38.2)	0.0
Intersegment Eliminations | Motion Pictures
Revenue from External Customer [Line Items]
Revenues									(10.7)	(6.6)	0.0
Intersegment Eliminations | Television Production
Revenue from External Customer [Line Items]
Revenues									(126.4)	(30.7)	0.0
Intersegment Eliminations | Media Networks
Revenue from External Customer [Line Items]
Revenues									$ (0.3)	$ (0.9)	$ 0.0